Cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Subclassifications of assets, liabilities and equities [abstract]
Cash	€ 1,385,000,000	€ 1,358,000,000	€ 1,144,000,000
Cash equivalents	11,351,000,000	8,740,000,000	12,771,000,000
Cash and cash equivalents	12,736,000,000	10,098,000,000	13,915,000,000	[1],[2]	€ 9,427,000,000
Cash equivalents, money market mutual funds	9,537,000,000	5,057,000,000	8,703,000,000
Cash equivalents, term deposits	1,167,000,000	2,768,000,000	3,259,000,000
Cash equivalents, commercial paper	0	179,000,000	74,000,000
Cash equivalents, captive insurance and reinsurance companies	€ 439,000,000	€ 427,000,000	€ 425,000,000

[1]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.